CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Online game services	¥ 48,565,620	$ 6,994,904	¥ 40,504,363	¥ 55,417,700
Other revenues	7,719,902	1,111,897	6,105,523	9,421,865
Revenue, net, total	56,285,522	8,106,801	46,609,886	64,839,565
Sales taxes	(86,236)	(12,421)	(198,555)	(562,674)
Total net revenues	56,199,286	8,094,380	46,411,331	64,276,891
Cost of revenues	(48,518,779)	(6,988,158)	(67,743,995)	(85,782,569)
Gross (loss) profit	7,680,507	1,106,222	(21,332,664)	(21,505,678)
Operating (expenses) income:
Product development	(77,991,408)	(11,233,099)	(135,042,829)	(156,253,036)
Sales and marketing	(21,286,647)	(3,065,915)	(31,692,522)	(51,758,100)
General and administrative	(129,047,846)	(18,586,756)	(131,768,503)	(111,157,250)
Impairment loss on goodwill	(10,561,857)	(1,521,224)
(Provision)/reversal of provision for allowance for long-term receivables and prepayments			(8,439,580)	14,371,918
Impairment on intangible assets	(68,003,805)	(9,794,585)	0	0
Gain on disposal of subsidiaries			3,339,394	165,392,382
Total operating expenses	(306,891,563)	(44,201,579)	(303,604,040)	(139,404,086)
Other operating income (expenses)	3,604,749	519,192	(1,563,518)	75,000
Loss from operations	(295,606,307)	(42,576,165)	(326,500,222)	(160,834,764)
Impairment on available-for-sale investment	(244,798,058)	(35,258,254)
Impairment on other investment	(2,806,439)	(404,211)	0	0
Interest income	161,144	23,210	775,152	3,414,559
Interest expense	(56,471,609)	(8,133,603)	(6,397,192)
Fair value change on warrants liability	48,057,204	6,921,677	(7,129,161)
Gain (loss) on disposal of equity investee and available-for-sale investment	(1,217,405)	(175,343)		33,153,452
Other income (expenses), net	(9,952,271)	(1,433,426)	(1,916,755)	(963,125)
Loss before income tax expense and share of loss in equity method investments	(562,633,741)	(81,036,115)	(341,168,178)	(125,229,878)
Income tax benefit (expense)	6,079,282	875,599
Share of loss in equity method investments	(110,535,486)	(15,920,421)	(13,013,791)	(3,712,530)
Net loss	(667,089,945)	(96,080,937)	(354,181,969)	(128,942,408)
Net loss attributable to noncontrolling interest	(58,584,204)	(8,437,880)	(16,655,902)	(21,443,321)
Net loss attributable to redeemable noncontrolling interest	(14,724,152)	(2,120,719)	(32,697,713)	(20,876,617)
Net loss attributable to The9 Limited	(593,781,589)	(85,522,338)	(304,828,354)	(86,622,470)
Change in redemption value of redeemable noncontrolling interest	(82,890,188)	(11,938,670)	(79,805,706)	(21,076,744)
Net loss attributable to holders of ordinary shares	(676,671,777)	(97,461,008)	(384,634,060)	(107,699,214)
Other comprehensive income (loss):
Currency translation adjustments	(1,754,639)	(252,721)	5,009,430	(1,203,960)
Total comprehensive loss	(668,844,584)	(96,333,658)	(349,172,539)	(130,146,368)
Comprehensive loss attributable to:
Non-controlling interest	(66,293,454)	(9,548,244)	(16,912,488)	(22,995,718)
redeemable non-controlling interest	(14,724,152)	(2,120,719)	(32,697,713)	(20,876,617)
The9 Limited	¥ (587,826,978)	$ (84,664,695)	¥ (299,562,338)	¥ (86,274,033)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	¥ (28.34)	$ (4.08)	¥ (16.55)	¥ (4.65)
Weighted average number of shares outstanding:
- Basic and diluted | shares	23,874,102	23,874,102	23,235,848	23,164,695